Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Long-lived Assets by Geographic Region
Long-lived assets including goodwill, intangible assets, capitalized software, property
and equipment and operating lease
right-of-use,
by geographic region, are as follows at:

	June 30, 2023	December 31, 2022
United States	$16,332,726	$17,993,006
Israel	2,312,934	4,103,931

Total long-lived assets	$18,645,660	$22,096,937

Long-lived assets including goodwill, intangible assets, capitalized software, property and equipment and operating lease right-of-use,
by geographic region, are as follows at:

	December 31, 2022	December 31, 2021
United States	$17,993,006	$14,369,511
Israel	4,103,931	2,759,512

Total long-lived assets	$22,096,937	$17,129,023